Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2022	2021
Net income (loss) after tax for the year	40,809	(68,883)

Number of shares
Weighted average number of ordinary shares - basic	224,943,453	224,729,084
Effect of dilutive share options	4,354	-
Weighted average number of ordinary shares - diluted	224,947,807	224,729,084